                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 ----------------------------------
   Address:
                 ----------------------------------
                 111 West Jackson Blvd., Suite 2000
                 ----------------------------------
                 Chicago, IL 60604
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ William J. Shimanek         Chicago, Illinois      3/10/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]  NONE

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         117
                                        --------------------

Form 13F Information Table Value Total:       605,268
                                        --------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                                    12/31/05

Column 1                Column 2        Column 3  Column 4 Column 5               Column 6     Column 7           Column 8
----------------------- --------------- --------- -------- ---------------------- ------------ ---------- -------------------------
                                                  VALUE    SHRS OR    SH/  PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP     (X$1000) PRN AMT    PRN  CALL   DISCRETION   MANAGERS   SOLE       SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP        COM             001547108      171     21,500 SH          SOLE                        21,500
ADVANCED MICRO DEVICES
 INC                    COM             007903107      882     28,827 SH          SOLE                        28,827
AFFYMETRIX INC          Bond            00826TAF5    3,951  2,500,000 PNR         SOLE                     2,500,000
AMAZON COM INC          Bond            023135AF3    2,412  2,500,000 PNR         SOLE                     2,500,000
AMERICREDIT CORP        COM             03060R101      300     11,700 SH          SOLE                        11,700
AMERICREDIT CORP        COM             03060R901    1,794     70,000      CALL   SOLE                           N/A
ANIXTER INTL INC        Bond            035290AG0    1,512  2,500,000 PNR         SOLE                     2,500,000
AON CORP                Bond            037389AT0    8,461  5,000,000 PNR         SOLE                     5,000,000
AQUILA INC              COM             03840P102    1,087    302,000 SH          SOLE                       302,000
ATHEROGENICS INC        COM             047439104       12        600 SH          SOLE                           600
ATHEROGENICS INC        COM             047439954    5,023    251,000      PUT    SOLE                           N/A
ATHEROGENICS INC        Bond            047439AB0    7,532  5,000,000 PNR         SOLE                     5,000,000
AUTOZONE INC            COM             053332902      495      5,400      CALL   SOLE                           N/A
AVAYA INC               COM             053499109      107     10,000 SH          SOLE                        10,000
PETROCHINA CO LTD       ADR             07164E100    1,639     20,000             SOLE                        20,000
BAXTER INTL INC         Pref. Stock     071813406    9,189    170,300             SOLE                       170,300
BEA SYS INC             Bond            073325AD4    1,971  2,000,000 PNR         SOLE                     2,000,000
BEVERLY ENTERPRISES INC COM             087851959      467     40,000      PUT    SOLE                           N/A
BLACK & DECKER CORP     COM             091797900    1,739     20,000      CALL   SOLE                           N/A
CBRL GROUP INC          Bond            12489VAB2    7,336 16,000,000 PNR         SOLE                    16,000,000
CMS ENERGY CORP         COM             125896950      593     40,900      PUT    SOLE                           N/A
CMS ENERGY CORP         Bond            125896AY6    3,626  2,500,000 PNR         SOLE                     2,500,000
CSX CORP                Bond            126408GA5   11,956 12,500,000 PNR         SOLE                    12,500,000
CAMPBELL SOUP CO        COM             134429909      893     30,000      CALL   SOLE                           N/A
CARNIVAL CORP           Bond            143658AN2   24,066 17,500,000 PNR         SOLE                    17,500,000
CENDANT CORP            COM             151313103      276     16,000      CALL   SOLE                           N/A
CENTERPOINT ENERGY INC  Bond            15189TAM9    4,124  3,500,000 PNR         SOLE                     3,500,000
CENTURYTEL INC          COM             156700106      613     18,500      CALL   SOLE                           N/A
CHARMING SHOPPES INC    Bond            161133AC7    4,231  3,000,000 PNR         SOLE                     3,000,000
CHARTER COMMUNICATIONS
 INC D                  COM             16117M107        7      5,500 SH          SOLE                         5,500
CHARTER COMMUNICATIONS
 INC D                  COM             16117M957       49     40,000      PUT    SOLE                           N/A
CIENA CORP              COM             171779951      297    100,000      PUT    SOLE                           N/A
CIBER INC               Bond            17163BAB8    5,102  6,000,000 PNR         SOLE                     6,000,000
CIENA CORP              Bond            171779AA9    3,798  4,100,000 PNR         SOLE                     4,100,000
COCA COLA CO            COM             191216900      383     20,000      CALL   SOLE                           N/A
COMMERCE BANCORP INC NJ COM             200519106      241      7,000 SH          SOLE                         7,000
COMMUNITY HEALTH SYS
 INC NEW                Bond            203668AA6    1,642  1,435,000 PNR         SOLE                     1,435,000
COMPUTER SCIENCES CORP  COM             205363104      506     10,000 SH          SOLE                        10,000
CONNETICS CORP          Bond            208192AB0    2,314  2,500,000 PNR         SOLE                     2,500,000
CONTINENTAL AIRLS INC   Bond            210795PJ3    5,097  4,000,000 PNR         SOLE                     4,000,000
COOPER CAMERON CORP     COM             216640102      944     22,800 SH          SOLE                        22,800
COVAD COMMUNICATIONS
 Group I                Bond            222814AR6    3,321  5,250,000 PNR         SOLE                     5,250,000
CREDENCE SYS CORP       COM             225302958      420     60,400      PUT    SOLE                           N/A
DANAHER CORP DEL        Bond            235851AF9   21,181 25,690,000 PNR         SOLE                    25,690,000
DELL INC                COM             24702R901      600     20,000      CALL   SOLE                           N/A
DIGITAL RIV B77INC      COM             25388B104      357     12,000 SH          SOLE                        12,000
DUKE ENERGY CORP        Bond            264399EJ1    8,180  7,000,000 PNR         SOLE                     7,000,000
EL PASO ELEC CO         COM             28336L959    8,997    739,900      PUT    SOLE                           N/A
FAIR ISAAC CORP         COM             303250104      374      8,460 SH          SOLE                         8,460
FRIEDMAN BILLINGS
 RAMSEY GROUP           COM             358434108       30      3,000 SH          SOLE                         3,000
FRIEDMAN BILLINGS
 RAMSEY GRO             COM             358434958      583     58,900      PUT    SOLE                           N/A
HASBRO INC              COM             418056907      331     16,400      CALL   SOLE                           N/A
HERCULES INC            COM             427056956      565     50,000      PUT    SOLE                           N/A

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                                    12/31/05

Column 1                Column 2        Column 3  Column 4 Column 5               Column 6     Column 7           Column 8
----------------------- --------------- --------- -------- ---------------------- ------------ ---------- -------------------------
                                                  VALUE    SHRS OR    SH/  PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP     (X$1000) PRN AMT    PRN  CALL   DISCRETION   MANAGERS   SOLE       SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
HUMTINGTON BANCSHARES
 INC                    COM             446150904      107      4,500      CALL   SOLE                           N/A
INTERMUNE INC           Bond            45884XAC7      885  1,000,000 PNR         SOLE                     1,000,000
INTERNATIONAL GAME
 TECHNOLOGY             COM             459902102    1,945     63,200 SH          SOLE                        63,200
INTERNATIONAL COAL
 GROUP INC              COM             45928H106    1,876    197,500 SH          SOLE                       197,500
INTL PAPER CO           COM             460146903      504     15,000      CALL   SOLE                           N/A
JAKKS PAC INC           Bond            47012EAB2    2,455  2,000,000 PNR         SOLE                     2,000,000
JANUS CAP GROUP INC     COM             47102X105      496     26,600 SH          SOLE                        26,600
KINDRED HEALTHCARE INC  WARRANT         494580111    1,701     77,798             SOLE                           N/A
KINDRED HEALTHCARE INC  WARRANT         494580129        2        100             SOLE                           N/A
LEAR CORP               COM             521865955    1,005     35,300      PUT    SOLE                           N/A
LIMITED BRANDS INC      COM             532716907      711     31,800      CALL   SOLE                           N/A
LIGAND PHARMACEUTICALS
 INC                    Bond            53220KAB4    7,225  4,000,000 PNR         SOLE                     4,000,000
LOWE'S COS INC          Bond            548661CF2   76,830 70,036,000 PNR         SOLE                    70,036,000
MANOR CARE INC NEW      Bond            564055AK7    3,987  3,000,000 PNR         SOLE                    3,000,000
MARKEL CORP             Bond            570535AC8   18,997 50,500,000 PNR         SOLE                    50,500,000
MATTEL INC              COM             577081902      620     39,200      CALL   SOLE                           N/A
MAXTOR CORP             COM             577729955      416     60,000      PUT    SOLE                           N/A
MAYTAG CORP             COM             578592907    1,432     76,100      CALL   SOLE                           N/A
MEADWESTVACO CORP       COM             583334907      224      8,000      CALL   SOLE                           N/A
MEDICIS PHARMACEUTICAL
 CORP                   COM             584690309      122      3,800 SH          SOLE                         3,800
MEDICIS PHARMACEUTICAL
 CORP                   Bond            58470KAA2   17,542 15,000,000 PNR         SOLE                    15,000,000
STEEL DYNAMICS INC      COM             858119100      483     13,600 SH          SOLE                        13,600
MERCURY INTERACTIVE
 CORP                   Bond            589405AB5      960  1,000,000 PNR         SOLE                     1,000,000
MESA AIR GROUP INC      Bond            590479AB7    6,030 12,500,000 PNR         SOLE                    12,500,000
METAL MGMT INC          WARRANT         591097134    1,849     73,009             SOLE                           N/A
MICROSOFT CORP          COM             594918954   11,271    431,000      PUT    SOLE                           N/A
NATIONAL CITY CORP      COM             635405903      671     20,000      CALL   SOLE                           N/A
ODYSSEY RE HOLDINGS
 CORP                   Bond            67612WAB4    1,176  1,000,000 PNR         SOLE                     1,000,000
OMNICARE INC            COM             681904958    1,144     20,000      PUT    SOLE                           N/A
PPL ENERGY SUPPLY LLC   Bond            69352JAE7   29,966 25,000,000 PNR         SOLE                    25,000,000
PACIFICARE HEALTH SYS
 DEL                    Bond            695112AG7    8,558  2,000,000 PNR         SOLE                     2,000,000
PAR PHARMACEUTICAL COS
 INC                    COM             69888P106      548     17,500 SH          SOLE                        17,500
PETROCHINA CO LTD       COM             71646E950    4,500     54,900      PUT    SOLE                           N/A
PFIZER INC              COM             717081953      700     30,000      PUT    SOLE                           N/A
POWERWAVE TECHNOLOGIES
 INC                    Bond            739363AB5    6,637  5,180,000 PNR         SOLE                     5,180,000
QUALCOMM INC            COM             747525953    7,797    181,000      PUT    SOLE                           N/A
REALNETWORKS INC        Bond            75605LAB0    2,451  2,500,000 PNR         SOLE                     2,500,000
RESMED INC              Bond            761152AB3    2,156  1,697,000 PNR         SOLE                     1,697,000
RITE AID CORP           COM             767754954       55     15,900      PUT    SOLE                           N/A
ROYAL CARIBBEAN CRUISES
 LTD                    Bond            780153AK8   37,847 69,926,000 PNR         SOLE                    69,926,000
SAKS INC                Bond            79377WAL2    1,928  1,950,000 PNR         SOLE                     1,950,000
SCHLUMBERGER LTD        COM             806857958    4,858     50,000      PUT    SOLE                           N/A
SELECTIVE INS GROUP INC Bond            816300AB3   19,705 28,500,000 PNR         SOLE                    28,500,000
SERENA SOFTWARE INC     COM             817492101      124      5,300 SH          SOLE                         5,300
SERENA SOFTWARE INC     COM             817492951       23      1,000      PUT    SOLE                           N/A
SERENA SOFTWARE INC     Bond            817492AB7   25,017 23,487,000 PNR         SOLE                    23,487,000
SILICON GRAPHICS INC    Bond            827056AE2      551    808,000 PNR         SOLE                       808,000
SILICON VALLEY
BANCSHARE 0% 6/15/2008  Bond            827064AC0    7,001  5,000,000 PNR         SOLE                     5,000,000
STAGE STORES INC        WARRANT         85254C123      145      7,350             SOLE                           N/A
STARWOOD HOTELS&RESORTS
 WRLD                   Bond            85590AAJ3   22,908 17,750,000 PNR         SOLE                    17,750,000
SUPERVALU INC           COM             868536903      357     11,000      CALL   SOLE                           N/A
SUPPORTSOFT INC         COM             868587106      127     30,000 SH          SOLE                        30,000
TJX COS INC NEW         Bond            872540AL3    1,199  1,500,000 PNR         SOLE                     1,500,000
TEKELEC                 COM             879101953      253     18,200      PUT    SOLE                           N/A
TEVA PHARMACEUT FIN LLC Bond            88164RAB3   15,222 12,186,000 PNR         SOLE                    12,186,000
TYSON FOODS INC         COM             902494903      171     10,000      CALL   SOLE                           N/A
TYCO INTL GROUP S A     Bond            902118BF4    6,981  5,500,000 PNR         SOLE                     5,500,000
UNITEDHEALTH GROUP INC  COM             91324P102    1,483     23,864 SH          SOLE                        23,864
WABASH NATL CORP        COM             929566107       44      2,300 SH          SOLE                         2,300
WABASH NATL CORP        Bond            929566AD9    1,134  1,000,000 PNR         SOLE                     1,000,000
WALTER INDS INC         Bond            93317QAC9    2,840  1,000,000 PNR         SOLE                     1,000,000
WASHINGTOM MUT INC      COM             939322953   34,844    801,000      PUT    SOLE                           N/A
WASTE CONNECTIONS INC   Bond            941053AE0    8,309  7,500,000 PNR         SOLE                     7,500,000
YAHOO! INC              Bond            984332AB2   14,387  7,500,000 PNR         SOLE                     7,500,000

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